Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 31, 2012
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Turner International Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Turner International Growth Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-31
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 210%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	210.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Turner International Growth Fund invests primarily (at least 80% of its net assets) in equity securities of international non-U.S. companies with market capitalizations at the time of purchase greater than $2 billion that Turner believes have strong earnings growth potential. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the MSCI World Growth ex-U.S. Index ("World Growth ex-U.S.
Index"). Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the
World Growth ex-U.S. Index. The Fund will generally invest in securities of issuers based in the countries represented in the World Growth ex-U.S. Index.

Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the World
Growth ex-U.S. Index.

The Fund may buy and sell securities frequently as part of its investment
		strategy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented international equity investing.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S.
stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries.
Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund is subject to the risk that non-U.S. stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests in companies that Turner believes have strong earnings growth potential.
Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover
		rates are described in this Summary Section.
Risk, Lose Money	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class Shares and Investor Class Shares will
		differ due to differences in expenses.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year since the Fund's inception.	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Worst Quarter 26.28% (27.03)% (06/30/09) (09/30/08)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax figures shown are for Institutional Class Shares only and will vary for Investor Class Shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the MSCI World Growth ex-U.S. Index.
After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for
Institutional Class Shares only and will vary for Investor Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other
		tax-deferred account.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | MSCI World Growth ex-U.S. Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Growth ex-U.S. Index	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.41%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	626
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,167
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,646
Annual Return 2008	rr_AnnualReturn2008	(51.84%)
Annual Return 2009	rr_AnnualReturn2009	47.23%
Annual Return 2010	rr_AnnualReturn2010	26.84%
Annual Return 2011	rr_AnnualReturn2011	(9.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.03%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Before taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Institutional Class Shares | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.85%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions and sale of shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)	[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,712
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Shares Before taxes on distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2007

[1]	The performance information shown above is based on a calendar year. The Fund's Institutional Class Shares commenced operations on January 31, 2007.
[2]	The MSCI World Growth ex-U.S. Index is a market capitalization weighted index (companies with larger market capitalizations have more influence than those with smaller market capitalizations) designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States.
[3]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and the Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.10% and 1.35%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.
[4]	The inception date for Investor Class Shares is October 31, 2008. Periods prior to October 31, 2008 represent the performance of Institutional Class Shares, adjusted for the differences in fees between the classes (see "Fund Fees and Expenses").